Schedule of Fair Value of Derivatives (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate caps, designated as hedges
Fair Value of Derivatives		$ 1,092
Fair Value of Derivatives, Balance Sheet Location	Derivative Assets	Derivative Assets
Interest rate caps, not designated as hedges
Fair Value of Derivatives	165	862
Fair Value of Derivatives, Balance Sheet Location	Derivative Assets	Derivative Assets
Total Asset Derivatives
Fair Value of Derivatives	165	1,954
Iinterest rate swaps, designated as hedges
Fair Value of Derivatives	12,175	90,025
Fair Value of Derivatives, Balance Sheet Location	Derivative Liabilities	Derivative Liabilities
Interest rate swaps, not designated as hedges
Fair Value of Derivatives	19,401	29,295
Fair Value of Derivatives, Balance Sheet Location	Derivative Liabilities	Derivative Liabilities
Total Liability Derivatives
Fair Value of Derivatives	$ 31,576	$ 119,320